GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 8.0%
84,515	Allkem Ltd. (Materials)*	$ 677,059
66,450	ANZ Group Holdings Ltd. (Banks)	1,024,003
112,177	Aristocrat Leisure Ltd. (Consumer Services)	2,804,708
104,350	ASX Ltd. (Financial Services)	4,557,038
1,284,727	Aurizon Holdings Ltd. (Transportation)	2,893,673
355,705	BHP Group Ltd. (Materials)	11,245,237
9,356	Cochlear Ltd. (Health Care Equipment & Services)	1,489,480
3,371	Commonwealth Bank of Australia (Banks)	222,572
19,402	IGO Ltd. (Materials)	166,375
431,138	Incitec Pivot Ltd. (Materials)	908,505
48,058	Macquarie Group Ltd. (Financial Services)	5,690,055
330,902	National Australia Bank Ltd. (Banks)	6,165,820
171,853	Northern Star Resources Ltd. (Materials)	1,409,223
139,806	Qantas Airways Ltd. (Transportation)*	624,018
96,970	Rio Tinto PLC ADR (Materials)	6,652,142
455,526	Telstra Group Ltd. (Telecommunication Services)	1,289,778
1,108,107	Vicinity Ltd. REIT (Equity Real Estate Investment Trusts)	1,449,235
443,274	Westpac Banking Corp. (Banks)	6,453,899
184,205	Whitehaven Coal Ltd. (Energy)	829,274
6,286	WiseTech Global Ltd. (Software & Services)	276,922

		56,829,016

Austria – 0.4%
7,464	ANDRITZ AG (Capital Goods)	505,046
169,758	Raiffeisen Bank International AG (Banks)*	2,605,989

		3,111,035

Belgium – 0.4%
15,369	D’ieteren Group (Consumer Discretionary Distribution & Retail)	2,990,535

Canada – 0.2%
162,009	International Petroleum Corp. (Energy)*	1,544,668

China – 0.4%
926,000	BOC Hong Kong Holdings Ltd. (Banks)	2,882,875

Denmark – 4.3%
1,534	AP Moller – Maersk A/S, Class A (Transportation)	2,721,386

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
41,650	Danske Bank A/S (Banks)*	$ 837,948
13,697	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	5,177,539
62,200	Jyske Bank A/S (Banks)*	4,358,821
104,197	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	16,548,712
7,812	Pandora A/S (Consumer Durables & Apparel)	749,860
35,525	Spar Nord Bank A/S (Banks)	561,117

		30,955,383

Finland – 2.1%
177,357	Nokia OYJ (Technology Hardware & Equipment)	870,626
594,384	Nordea Bank Abp (Banks)	6,347,008
42,415	Outokumpu OYJ (Materials)	231,040
98,560	Sampo OYJ, Class A (Insurance)	4,650,574
191,276	Stora Enso OYJ, Class R (Materials)	2,488,480

		14,587,728

France – 13.6%
71,229	Airbus SE (Capital Goods)	9,513,891
3,294	Alten SA (Software & Services)	525,984
2,311	Capgemini SE (Software & Services)	429,466
200,941	Carrefour SA (Consumer Staples Distribution & Retail)	4,062,547
5,878	Christian Dior SE (Consumer Durables & Apparel)	5,251,214
27,437	Dassault Aviation SA (Capital Goods)	5,427,874
145,957	Dassault Systemes (Software & Services)	6,020,885
93,788	Edenred (Financial Services)	5,550,826
45,195	Eiffage SA (Capital Goods)	4,890,826
358,118	Engie SA (Utilities)	5,667,116
7,001	Gecina SA REIT (Equity Real Estate Investment Trusts)	726,708
2,328	Hermes International (Consumer Durables & Apparel)	4,714,803
6,317	IPSOS (Media & Entertainment)	391,541
8,279	Kering (Consumer Durables & Apparel)	5,401,458
3,807	Klepierre SA REIT (Equity Real Estate Investment Trusts)	86,313

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
17,769	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	$ 16,310,334
82,387	Publicis Groupe SA (Media & Entertainment)	6,431,119
82,118	Rexel SA (Capital Goods)*	1,952,335
39,955	Safran SA (Capital Goods)	5,914,811
71,226	SCOR SE (Insurance)	1,619,485
129,195	Societe Generale SA (Banks)	2,910,943
18,775	Thales SA (Capital Goods)	2,775,827
3,102	Vinci SA (Capital Goods)	355,621

		96,931,927

Germany – 7.1%
48,225	AIXTRON SE (Semiconductors & Semiconductor Equipment)	1,639,054
39,737	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,538,466
22,894	Beiersdorf AG (Household & Personal Products)	2,978,224
12,281	Deutsche Boerse AG (Financial Services)	2,391,238
14,078	DWS Group GmbH & Co. KGaA (Financial Services)(a)	433,392
6,764	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	658,386
171,709	E.ON SE (Utilities)	2,142,024
46,886	GEA Group AG (Capital Goods)	2,138,827
1,235	Hapag-Lloyd AG (Transportation)(a)(b)	405,790
75,260	HUGO BOSS AG (Consumer Durables & Apparel)	5,411,991
220,741	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	9,064,783
61,625	K+S AG (Materials)	1,312,297
26,992	Knorr-Bremse AG (Capital Goods)	1,797,964
5,235	Krones AG (Capital Goods)	619,213
1,000	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	186,435
19,281	MTU Aero Engines AG (Capital Goods)	4,824,881
8,258	Rheinmetall AG (Capital Goods)	2,446,438
12,555	RWE AG (Utilities)	540,222
68,465	SAP SE (Software & Services)	8,645,121
14,785	TeamViewer AG (Software & Services)*(a)	251,869

		50,426,615

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.7%
274,200	AIA Group Ltd. (Insurance)	$ 2,875,634
82,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	153,439
6,000	Jardine Matheson Holdings Ltd. (Capital Goods)	291,600
190,000	Swire Pacific Ltd., Class A (Real Estate Management & Development)	1,460,147

		4,780,820

Italy – 2.3%
28,702	Azimut Holding SpA (Financial Services)	612,436
115,475	Banca Mediolanum SpA (Financial Services)	1,045,278
40,010	Banca Popolare di Sondrio SPA (Banks)	169,412
1,005,115	Banco BPM SpA (Banks)	3,926,334
2,179	Brunello Cucinelli SpA (Consumer Durables & Apparel)	216,194
67,620	Leonardo SpA (Capital Goods)	793,019
141,543	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,422,357
3,003	Prysmian SpA (Capital Goods)	126,098
418,832	UniCredit SpA (Banks)	7,894,098

		16,205,226

Japan – 19.4%
14,200	Aoyama Trading Co. Ltd. (Consumer Discretionary Distribution & Retail)	100,898
316,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,490,933
4,900	Bank of Iwate Ltd. (The) (Banks)	78,630
55,000	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	1,310,452
35,100	Central Japan Railway Co. (Transportation)	4,188,121
12,400	Chubu Electric Power Co., Inc. (Utilities)	130,813
124,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,061,886
164,200	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	1,794,474
8,500	Daido Steel Co. Ltd. (Materials)	334,575
19,400	Daiichikosho Co. Ltd. (Media & Entertainment)	320,628

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,500	Eagle Industry Co. Ltd. (Automobiles & Components)	$ 85,482
10,800	Electric Power Development Co. Ltd. (Utilities)	173,597
291,700	ENEOS Holdings, Inc. (Energy)	1,023,433
39,100	Fujikura Ltd. (Capital Goods)	277,749
4,100	Fukuyama Transporting Co. Ltd. (Transportation)	111,514
5,700	Fuyo General Lease Co. Ltd. (Financial Services)	387,831
117,200	Heiwa Corp. (Consumer Services)	2,325,246
5,100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	145,869
172,600	Honda Motor Co. Ltd. (Automobiles & Components)	4,565,471
4,400	Horiba Ltd. (Technology Hardware & Equipment)	264,075
40,900	Ichigo, Inc. (Real Estate Management & Development)	85,737
49,900	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	558,696
208,400	ITOCHU Corp. (Capital Goods)	6,786,848
15,100	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	150,798
131,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	2,777,747
16,400	JFE Holdings, Inc. (Materials)	208,156
331,100	JGC Holdings Corp. (Capital Goods)	4,114,936
3,800	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	144,308
3,400	Kao Corp. (Household & Personal Products)	132,346
127,400	KDDI Corp. (Telecommunication Services)	3,928,732
44,700	Kobe Steel Ltd. (Materials)	356,342
233,700	Komatsu Ltd. (Capital Goods)	5,801,635
11,000	Macnica Holdings, Inc. (Technology Hardware & Equipment)	313,330
48,900	Mandom Corp. (Household & Personal Products)	546,287
140,700	Marubeni Corp. (Capital Goods)	1,913,480
8,800	Menicon Co. Ltd. (Health Care Equipment & Services)	187,527

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
19,500	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 435,677
202,700	Mitsubishi Corp. (Capital Goods)	7,284,319
187,600	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,231,440
942,400	Mitsubishi HC Capital, Inc. (Financial Services)	4,866,316
106,700	Mitsubishi Heavy Industries Ltd. (Capital Goods)	3,930,937
16,400	Mitsubishi Logistics Corp. (Transportation)	385,677
10,500	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	258,026
125,400	Mitsui & Co. Ltd. (Capital Goods)	3,908,699
49,300	Namura Shipbuilding Co. Ltd. (Capital Goods)*	129,866
177,700	NGK Spark Plug Co. Ltd. (Automobiles & Components)	3,677,131
57,800	NHK Spring Co. Ltd. (Automobiles & Components)	414,953
161,800	Nippon Kayaku Co. Ltd. (Materials)	1,465,974
2,600	Nippon Soda Co. Ltd. (Materials)	90,719
121,300	Nippon Steel Corp. (Materials)	2,860,435
112,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,367,785
5,000	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	122,570
177,900	Obayashi Corp. (Capital Goods)	1,361,370
45,200	Orient Corp. (Financial Services)	376,581
23,400	Osaka Gas Co. Ltd. (Utilities)	384,410
14,400	PHC Holdings Corp. (Health Care Equipment & Services)	156,257
184,400	Round One Corp. (Consumer Services)	713,389
3,200	RS Technologies Co. Ltd. (Semiconductors & Semiconductor Equipment)	78,865
17,800	Sangetsu Corp. (Consumer Durables & Apparel)	300,256
8,100	Sankyu, Inc. (Transportation)	300,597
538,200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,598,523

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
30,700	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 2,723,217
51,800	Shikoku Electric Power Co., Inc. (Utilities)*	294,470
18,200	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,852,411
101,200	SoftBank Group Corp. (Telecommunication Services)	3,978,528
46,700	Sojitz Corp. (Capital Goods)	975,833
275,900	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	4,150,623
320,800	Sumitomo Corp. (Capital Goods)	5,683,085
436,600	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,675,313
11,200	Suzuken Co. Ltd. (Health Care Equipment & Services)	282,908
71,800	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,993,775
78,700	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,147,692
121,300	Tokyo Century Corp. (Financial Services)	4,049,581
33,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,031,481
261,200	Tokyo Gas Co. Ltd. (Utilities)	4,908,787
8,300	Tokyotokeiba Co. Ltd. (Consumer Services)	254,085
13,500	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	589,756
14,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	382,093

		137,852,992

Netherlands – 5.7%
402	ASM International NV (Semiconductors & Semiconductor Equipment)	163,172
25,223	ASML Holding NV (Semiconductors & Semiconductor Equipment)	17,188,184
31,222	Heineken Holding NV (Food, Beverage & Tobacco)	2,864,564
58,356	Heineken NV (Food, Beverage & Tobacco)	6,270,408
553,605	ING Groep NV (Banks)	6,574,258
19,953	OCI NV (Materials)	676,405

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
243,461	Shell PLC (Energy)	$ 6,975,428

		40,712,419

Norway – 2.2%
249,322	Aker BP ASA (Energy)	6,114,629
152,756	Aker Solutions ASA (Energy)	557,382
112,584	DNB Bank ASA (Banks)	2,014,775
71,109	Elkem ASA (Materials)*(a)	241,645
171,147	Equinor ASA (Energy)	4,865,439
43,979	Kongsberg Gruppen ASA (Capital Goods)	1,777,752
144,437	Odfjell Drilling Ltd. (Energy)*	368,983

		15,940,605

Singapore – 2.1%
75,700	Keppel Corp. Ltd. (Capital Goods)	321,174
640,300	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,968,741
1,444,737	Sembcorp Marine Ltd. (Capital Goods)*	129,666
320,200	Singapore Exchange Ltd. (Financial Services)	2,267,498
114,110	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	6,080,208

		14,767,287

South Africa – 0.4%
87,353	Anglo American PLC (Materials)	2,905,495

Spain – 2.1%
1,848,726	Banco de Sabadell SA (Banks)	1,988,198
449,156	Bankinter SA (Banks)	2,551,392
92,839	Iberdrola SA (Utilities)	1,156,571
215,532	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	7,240,852
199,729	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts)	1,747,523

		14,684,536

Sweden – 5.0%
8,332	Addnode Group AB (Software & Services)	100,288
93,698	Atlas Copco AB, Class B (Capital Goods)	1,077,784
47,335	Boliden AB (Materials)	1,859,518
127,515	Epiroc AB, Class B (Capital Goods)	2,174,190
52,742	Evolution AB (Consumer Services)(a)	7,066,293

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
47,200	Saab AB, Class B (Capital Goods)	$ 2,867,451
454,741	Skandinaviska Enskilda Banken AB, Class A (Banks)*	5,019,554
85,417	SSAB AB, Class A (Materials)	631,148
413,944	SSAB AB, Class B (Materials)	2,958,930
336,732	Swedbank AB, Class A (Banks)	5,537,430
304,070	Volvo AB, Class B (Capital Goods)	6,265,865

		35,558,451

Switzerland – 5.1%
29,644	ABB Ltd. (Capital Goods)	1,019,799
423,194	Aryzta AG (Food, Beverage & Tobacco)*	719,750
4,139	Baloise Holding AG (Insurance)	644,510
656	Bucher Industries AG (Capital Goods)	306,818
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,184,361
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	129,917
68,592	Cie Financiere Richemont SA (Consumer Durables & Apparel)	10,999,150
155,129	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	14,243,718
4,435	Schindler Holding AG Participation Certificates (Capital Goods)	982,698
5,459	Swatch Group AG (The) – Bearer (Consumer Durables & Apparel)	1,880,030
9,706	Swatch Group AG (The) – Registered (Consumer Durables & Apparel)	615,424
183,943	UBS Group AG (Financial Services)	3,892,381

		36,618,556

United Kingdom – 8.6%
77,432	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	5,374,555
22,002	Auto Trader Group PLC (Media & Entertainment)(a)	167,825
665,010	Aviva PLC (Insurance)	3,321,819
147,322	BP PLC ADR (Energy)	5,589,397
216,065	British American Tobacco PLC (Food, Beverage & Tobacco)	7,574,038
328,500	CK Hutchison Holdings Ltd. (Capital Goods)	2,032,314
299,228	Compass Group PLC (Consumer Services)	7,520,072
4,595	Diageo PLC (Food, Beverage & Tobacco)	205,073

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
259,474	Imperial Brands PLC (Food, Beverage & Tobacco)	$ 5,966,786
34,895	Informa PLC (Media & Entertainment)	299,101
270,188	Pearson PLC (Consumer Services)	2,827,500
92,811	Reckitt Benckiser Group PLC (Household & Personal Products)	7,060,837
49,444	Segro PLC REIT (Equity Real Estate Investment Trusts)	470,994
233,418	Smiths Group PLC (Capital Goods)	4,950,514
103,183	SSE PLC (Utilities)	2,302,412
9,458	Subsea 7 SA (Energy)	112,272
995,730	Tesco PLC (Consumer Staples Distribution & Retail)	3,264,436
185,404	Vodafone Group PLC ADR (Telecommunication Services)(c)	2,046,860

		61,086,805

United States – 7.2%
270,900	Computershare Ltd. (Commercial & Professional Services)	3,934,879
35,534	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,881,888
229,963	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	8,182,083
235,089	Haleon PLC ADR (Household & Personal Products)	1,913,624
67,780	Nestle SA (Food, Beverage & Tobacco)	8,264,454
34,536	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	9,868,407
62,400	Samsonite International SA (Consumer Durables & Apparel)*(a)	193,487
106,016	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	11,500,492
11,450	Tenaris SA (Energy)	162,238

		50,901,552

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $606,184,324)		$692,274,526

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
373,233	4.725%	$ 373,233
(Cost $373,233)

TOTAL INVESTMENTS – 97.3% (Cost $606,557,557)		$692,647,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		19,171,942

NET ASSETS – 100.0%		$711,819,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	All or a portion of the security has been segregated as collateral for futures contracts.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value
Financials	18.3%
Industrials	18.2
Health Care	14.5
Consumer Discretionary	14.2
Information Technology	9.5
Consumer Staples	8.4
Materials	5.7
Energy	4.1
Communication Services	3.2
Utilities	2.6
Real Estate	1.2
Securities Lending Reinvestment Vehicle	0.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL TAX- MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	85	06/16/23	$3,927,900	$203,556
FTSE 100 Index	14	06/16/23	1,319,287	13,511
MSCI Singapore Index	5	04/27/23	115,062	1,818
SPI 200 Index	5	06/15/23	600,853	6,222
TOPIX Index	13	06/08/23	1,961,627	(8,566)

Total Futures Contracts				$216,541

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Automobiles & Components – 0.9%
36,097	Aptiv PLC*	$ 4,049,722
275,539	General Motors Co.	10,106,771
39,420	Tesla, Inc.*	8,178,073

		22,334,566

Banks – 1.1%
32,040	BOK Financial Corp.	2,704,497
1	Cadence Bank	21
242,915	Citigroup, Inc.	11,390,284
76,959	East West Bancorp, Inc.	4,271,225
40,192	First BanCorp. (Puerto Rico)	458,993
19,845	International Bancshares Corp.	849,763
40,827	JPMorgan Chase & Co.	5,320,166
5,054	PNC Financial Services Group, Inc. (The)	642,363
20,641	Webster Financial Corp.	813,668
17,489	Western Alliance Bancorp	621,559

		27,072,539

Capital Goods – 8.5%
5,761	AGCO Corp.	778,887
195,946	AMETEK, Inc.	28,476,832
56,255	Atkore, Inc.*	7,902,702
28,804	Carrier Global Corp.	1,317,783
32,308	Emerson Electric Co.	2,815,319
113,970	Encore Wire Corp.	21,122,060
1	Fortive Corp.	68
67,955	General Dynamics Corp.	15,508,011
10,402	H&E Equipment Services, Inc.	460,080
12,658	Hexcel Corp.	863,909
312,092	Howmet Aerospace, Inc.	13,223,338
97,597	Illinois Tool Works, Inc.	23,759,990
289,716	Johnson Controls International PLC	17,446,698
53,989	Lockheed Martin Corp.	25,522,220
255,679	Mueller Industries, Inc.	18,787,293
235,484	nVent Electric PLC	10,111,683
31,710	Otis Worldwide Corp.	2,676,324
149,820	Raytheon Technologies Corp.	14,671,873
15,142	Snap-on, Inc.	3,738,408
5,515	United Rentals, Inc.	2,182,616

		211,366,094

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – 0.9%
32,031	Cintas Corp.	$ 14,820,103
71,280	CoStar Group, Inc.*	4,907,628
16,457	ExlService Holdings, Inc.*	2,663,236
4,966	Exponent, Inc.	495,061

		22,886,028

Consumer Discretionary Distribution & Retail – 4.8%
362,650	Amazon.com, Inc.*	37,458,119
1,486	Asbury Automotive Group, Inc.*	312,060
12,960	AutoZone, Inc.*	31,857,624
21,212	CarMax, Inc.*	1,363,507
77,152	Chewy, Inc., Class A*	2,883,942
34,974	eBay, Inc.	1,551,796
88,030	LKQ Corp.	4,996,583
91,859	Lowe’s Cos., Inc.	18,369,044
169,915	Macy’s, Inc.	2,971,813
7,209	MercadoLibre, Inc. (Brazil) *	9,501,895
20,014	Murphy USA, Inc.	5,164,613
1,394	O’Reilly Automotive, Inc.*	1,183,478
8,426	Penske Automotive Group, Inc.	1,194,891
1	Victoria’s Secret & Co.*	34

		118,809,399

Consumer Durables & Apparel – 0.7%
60,455	Crocs, Inc.*	7,643,930
11,758	KB Home	472,437
29,008	LGI Homes, Inc.*	3,307,782
45,472	M/I Homes, Inc.*	2,868,829
40,583	PulteGroup, Inc.	2,365,177
12,109	Whirlpool Corp.	1,598,630

		18,256,785

Consumer Services – 3.6%
126,363	Airbnb, Inc., Class A*	15,719,557
4,257	Booking Holdings, Inc.*	11,291,309
18,628	Chipotle Mexican Grill, Inc.*	31,822,026
1,587	Graham Holdings Co., Class B	945,598
16,022	Hilton Worldwide Holdings, Inc.	2,257,019
205,014	International Game Technology PLC	5,494,375
45,776	Portillo’s, Inc., Class A*	978,233
25,703	Red Rock Resorts, Inc., Class A	1,145,583
48,677	Wingstop, Inc.	8,936,124

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
18,510	Wyndham Hotels & Resorts, Inc.	$ 1,255,903
90,670	Wynn Resorts Ltd.*	10,146,880
5,222	Yum! Brands, Inc.	689,722

		90,682,329

Consumer Staples Distribution & Retail – 1.4%
52,554	Casey’s General Stores, Inc.	11,375,839
45,627	Costco Wholesale Corp.	22,670,687
10,652	Sysco Corp.	822,654
2,087	Target Corp.	345,670

		35,214,850

Energy – 5.1%
115,170	Ardmore Shipping Corp. (Ireland)	1,712,578
8,224	Cactus, Inc., Class A	339,075
10,830	Cheniere Energy, Inc.	1,706,808
15,114	Civitas Resources, Inc.	1,032,891
8,384	Dril-Quip, Inc.*	240,537
89,256	EOG Resources, Inc.	10,231,415
24,519	Exxon Mobil Corp.	2,688,754
227,000	Golar LNG Ltd. (Cameroon) *	4,903,200
12,264	Hess Corp.	1,623,018
21,441	International Seaways, Inc.	893,661
1,232,927	Kinder Morgan, Inc.	21,588,552
53,693	Marathon Petroleum Corp.	7,239,427
158,489	Nordic American Tankers Ltd.	627,616
8,760	ONEOK, Inc.	556,610
13,573	Peabody Energy Corp.*	347,469
33,190	Pioneer Natural Resources Co.	6,778,726
94,650	Schlumberger NV	4,647,315
404,808	Scorpio Tankers, Inc. (Monaco)	22,794,738
230,446	SFL Corp. Ltd. (Norway)	2,189,237
103,628	Targa Resources Corp.	7,559,663
930,333	TechnipFMC PLC (United Kingdom) *	12,699,045
13,966	Teekay Tankers Ltd., Class A (Canada) *	599,560
16,836	Tidewater, Inc.*	742,131
16,751	Vitesse Energy, Inc.	318,772
408,728	Williams Cos., Inc. (The)	12,204,618

		126,265,416

Equity Real Estate Investment Trusts – 5.7%
1	Apartment Income REIT Corp. REIT	36

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts – (continued)
1	Apartment Investment and Management Co., Class A REIT	$ 8
21,275	Brixmor Property Group, Inc. REIT	457,838
61,106	Camden Property Trust REIT	6,406,353
120,368	Chatham Lodging Trust REIT	1,262,660
162,740	Crown Castle, Inc. REIT	21,781,121
81,677	CubeSmart REIT	3,775,111
133,345	EPR Properties REIT	5,080,444
42,893	Equity LifeStyle Properties, Inc. REIT	2,879,407
62,315	First Industrial Realty Trust, Inc. REIT	3,315,158
845,369	Host Hotels & Resorts, Inc. REIT	13,940,135
12,249	Lamar Advertising Co., Class A REIT	1,223,553
14,074	Life Storage, Inc. REIT	1,844,961
29,850	Mid-America Apartment Communities, Inc. REIT	4,508,544
283,956	National Storage Affiliates Trust REIT	11,863,682
10,392	NexPoint Residential Trust, Inc. REIT	453,819
483,513	Park Hotels & Resorts, Inc. REIT	5,976,221
211,512	Prologis, Inc. REIT	26,390,352
16,772	Public Storage REIT	5,067,492
88,460	SBA Communications Corp. REIT	23,094,252
2	Simon Property Group, Inc. REIT	224
59,123	Ventas, Inc. REIT	2,562,982
1	Vornado Realty Trust REIT	15

		141,884,368

Financial Services – 8.8%
585,178	Bank of New York Mellon Corp. (The)	26,590,488
133,530	Berkshire Hathaway, Inc., Class B*	41,230,058
104,323	CME Group, Inc.	19,979,941
96,351	Discover Financial Services	9,523,333
63,850	Euronet Worldwide, Inc.*	7,144,815
18,923	Evercore, Inc., Class A	2,183,336
10,142	EVERTEC, Inc. (Puerto Rico)	342,292
19,961	Interactive Brokers Group, Inc., Class A	1,647,980
107,848	Jefferies Financial Group, Inc.	3,423,095
9,250	LPL Financial Holdings, Inc.	1,872,200
24,051	MarketAxess Holdings, Inc.	9,410,916
156,760	MGIC Investment Corp.	2,103,719
30,478	Moody’s Corp.	9,326,878
82,450	Morgan Stanley	7,239,110
17,968	MSCI, Inc.	10,056,510

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
255,808	PayPal Holdings, Inc.*	$ 19,426,060
33,817	S&P Global, Inc.	11,659,087
130,403	Stifel Financial Corp.	7,705,513
542,262	Synchrony Financial	15,768,979
154,382	Voya Financial, Inc.	11,032,138

		217,666,448

Food, Beverage & Tobacco – 1.7%
39,594	Darling Ingredients, Inc.*	2,312,289
3,545	General Mills, Inc.	302,956
35,242	Lamb Weston Holdings, Inc.	3,683,494
9,833	Lancaster Colony Corp.	1,994,919
484,935	Mondelez International, Inc., Class A	33,809,668
49,859	Primo Water Corp.	765,336

		42,868,662

Health Care Equipment & Services – 7.4%
529,723	Boston Scientific Corp.*	26,502,042
69,661	Centene Corp.*	4,403,272
21,748	Cigna Group (The)	5,557,266
336,830	CVS Health Corp.	25,029,837
42,371	DaVita, Inc.*	3,436,712
71,276	Elevance Health, Inc.	32,773,418
8,647	Ensign Group, Inc. (The)	826,134
59,845	GoodRx Holdings, Inc., Class A*	374,031
85,035	Guardant Health, Inc.*	1,993,220
43,802	HCA Healthcare, Inc.	11,549,711
94,529	Hims & Hers Health, Inc.*	937,728
34,579	Humana, Inc.	16,786,721
15,557	IDEXX Laboratories, Inc.*	7,779,745
36,443	Intuitive Surgical, Inc.*	9,310,093
6,269	Molina Healthcare, Inc.*	1,676,895
20,053	Pennant Group, Inc. (The)*	286,357
1,199	Teleflex, Inc.	303,719
55,110	Tenet Healthcare Corp.*	3,274,636
47,957	UnitedHealth Group, Inc.	22,663,999
40,560	Veeva Systems, Inc., Class A*	7,454,522

		182,920,058

Household & Personal Products – 0.5%
122,839	elf Beauty, Inc.*	10,115,791

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – (continued)
8,185	Procter & Gamble Co. (The)	$ 1,217,028

		11,332,819

Insurance – 2.8%
185,081	American Equity Investment Life Holding Co.	6,753,606
36,673	American Financial Group, Inc.	4,455,769
49,985	Arch Capital Group Ltd.*	3,392,482
18,344	Brighthouse Financial, Inc.*	809,154
113,046	Chubb Ltd.	21,951,272
185,680	CNO Financial Group, Inc.	4,120,239
11,633	Globe Life, Inc.	1,279,863
31,535	Goosehead Insurance, Inc., Class A*	1,646,127
138,654	Marsh & McLennan Cos., Inc.	23,092,824
6,559	Reinsurance Group of America, Inc.	870,773
3,410	W R Berkley Corp.	212,306

		68,584,415

Materials – 2.0%
76,954	Axalta Coating Systems Ltd.*	2,330,937
47,477	CF Industries Holdings, Inc.	3,441,608
8,601	Dow, Inc.	471,507
32,458	Eagle Materials, Inc.	4,763,211
166,618	Element Solutions, Inc.	3,217,394
116,440	Huntsman Corp.	3,185,798
1,486	International Flavors & Fragrances, Inc.	136,653
2,496	Martin Marietta Materials, Inc.	886,230
140,756	Mosaic Co. (The)	6,457,885
5,742	Nucor Corp.	886,967
56,853	Olin Corp.	3,155,341
78,311	Sherwin-Williams Co. (The)	17,601,963
35,390	Summit Materials, Inc., Class A*	1,008,261
27,801	Warrior Met Coal, Inc.	1,020,575

		48,564,330

Media & Entertainment – 4.7%
326,600	Alphabet, Inc., Class A*	33,878,218
315,000	Alphabet, Inc., Class C*	32,760,000
12,395	Charter Communications, Inc., Class A*	4,432,576
90,544	Interpublic Group of Cos., Inc. (The)	3,371,859
73,457	Live Nation Entertainment, Inc.*	5,141,990
21,017	Meta Platforms, Inc., Class A*	4,454,343
28,089	Netflix, Inc.*	9,704,188

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
541,071	News Corp., Class A	$ 9,344,296
13,964	Roku, Inc.*	919,110
130,537	Trade Desk, Inc. (The), Class A*	7,951,009
141,694	TripAdvisor, Inc.*	2,814,043
50,417	Warner Music Group Corp., Class A	1,682,415

		116,454,047

Pharmaceuticals, Biotechnology & Life Sciences – 8.5%
279,233	AbbVie, Inc.	44,501,363
212,003	Avantor, Inc.*	4,481,743
16,828	Biogen, Inc.*	4,678,689
7,572	Bio-Rad Laboratories, Inc., Class A*	3,627,139
710,796	Elanco Animal Health, Inc.*	6,681,482
180,588	Gilead Sciences, Inc.	14,983,386
165,704	Horizon Therapeutics PLC*	18,084,935
33,344	IQVIA Holdings, Inc.*	6,631,788
14,635	Jazz Pharmaceuticals PLC*	2,141,540
88,523	Johnson & Johnson	13,721,065
92,003	Medpace Holdings, Inc.*	17,301,164
26,154	Merck & Co., Inc.	2,782,524
6,958	Mettler-Toledo International, Inc.*	10,647,201
81,650	Organon & Co.	1,920,408
173,770	Pfizer, Inc.	7,089,816
11,923	Prestige Consumer Healthcare, Inc.*	746,738
62,042	QIAGEN NV*	2,849,589
4,775	Regeneron Pharmaceuticals, Inc.*	3,923,474
12,495	Royalty Pharma PLC, Class A	450,195
3,494	Thermo Fisher Scientific, Inc.	2,013,837
96,865	Vertex Pharmaceuticals, Inc.*	30,519,256
12,451	West Pharmaceutical Services, Inc.	4,313,898
39,206	Zoetis, Inc.	6,525,447

		210,616,677

Semiconductors & Semiconductor Equipment – 5.6%
218,165	Applied Materials, Inc.	26,797,207
25,132	Axcelis Technologies, Inc.*	3,348,839
47,943	Broadcom, Inc.	30,757,352
3,264	KLA Corp.	1,302,891
13,711	Lam Research Corp.	7,268,475
57,659	Microchip Technology, Inc.	4,830,671
130,588	NVIDIA Corp.	36,273,429
51,183	NXP Semiconductors NV (China)	9,544,350

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
88,089	ON Semiconductor Corp.*	$ 7,251,487
63,128	Texas Instruments, Inc.	11,742,439

		139,117,140

Software & Services – 13.8%
1,617	Accenture PLC, Class A	462,155
108,540	Adobe, Inc.*	41,828,060
32,718	Autodesk, Inc.*	6,810,579
363,037	Clear Secure, Inc., Class A	9,500,678
279,708	Cognizant Technology Solutions Corp., Class A	17,042,608
51,693	CommVault Systems, Inc.*	2,933,061
5,074	EPAM Systems, Inc.*	1,517,126
41,513	Fastly, Inc., Class A*	737,271
395,400	Fortinet, Inc.*	26,278,284
68,691	Gartner, Inc.*	22,377,467
20,249	Intuit, Inc.	9,027,612
9,452	Manhattan Associates, Inc.*	1,463,642
377,091	Microsoft Corp.(a)	108,715,335
13,789	MongoDB, Inc.*	3,214,492
50,723	NCR Corp.*	1,196,556
98,640	Okta, Inc.*	8,506,714
18,506	Oracle Corp.	1,719,577
19,482	Palo Alto Networks, Inc.*	3,891,335
5,749	Paycom Software, Inc.*	1,747,753
5,663	Perficient, Inc.*	408,812
36,868	ServiceNow, Inc.*	17,133,297
55,986	Snowflake, Inc., Class A*	8,638,080
43,795	Splunk, Inc.*	4,199,065
15,225	SPS Commerce, Inc.*	2,318,767
124,296	VeriSign, Inc.*	26,267,474
57,388	Wix.com Ltd. (Israel) *	5,727,322
6,728	Workiva, Inc.*	689,014
37,713	Zoom Video Communications, Inc., Class A*	2,784,728
43,289	Zscaler, Inc.*	5,057,454

		342,194,318

Technology Hardware & Equipment – 8.1%
779,876	Apple, Inc.(a)	128,601,552
6,480	Arista Networks, Inc.*	1,087,733
530,988	Cisco Systems, Inc.	27,757,398
352,837	Hewlett Packard Enterprise Co.	5,620,693

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
94,239	Keysight Technologies, Inc.*	$ 15,217,714
42,942	NetApp, Inc.	2,741,847
172,918	Super Micro Computer, Inc.*	18,424,413
6,208	Teledyne Technologies, Inc.*	2,777,211
1	Vontier Corp.	27

		202,228,588

Transportation – 1.9%
64,534	Costamare, Inc. (Monaco)	607,265
633,903	CSX Corp.	18,979,056
49,467	Knight-Swift Transportation Holdings, Inc.	2,798,843
16,207	Norfolk Southern Corp.	3,435,884
92,694	Ryder System, Inc.	8,272,013
61,767	Union Pacific Corp.	12,431,226

		46,524,287

Utilities – 0.1%
17,911	Brookfield Renewable Corp., Class A	625,989
68,737	NRG Energy, Inc.	2,356,992

		2,982,981

TOTAL INVESTMENTS – 98.6% (Cost $1,568,193,283)		$2,446,827,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		33,847,193

NET ASSETS – 100.0%		$2,480,674,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of the security has been segregated as collateral for futures contracts.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	15	06/16/23	$1,360,125	$20,260
S&P 500 E-Mini Index	67	06/16/23	13,861,463	813,125

Total Futures Contracts				$833,385

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2023:

INTERNATIONAL TAX- MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,905,495	$—
Asia	291,600	159,992,374	—
Europe	13,010,812	406,799,009	—
North America	10,095,707	42,350,513	—
Oceania	6,652,142	50,176,874	—
Securities Lending Reinvestment Vehicle	373,233	—	—

Total	$30,423,494	$662,224,265	$—

Derivative Type
Assets(b)
Futures Contracts	$225,107	$—	$—

Total	$225,107	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(8,566)	$—	$—

Total	$(8,566)	$—	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. TAX-MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$4,903,200	$—	$—
Asia	15,271,672	—	—
Europe	40,002,863	—	—
North America	2,377,147,514	—	—
South America	9,501,895	—	—

Total	$2,446,827,144	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$833,385	$—	$—

Total	$833,385	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.